CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 74,619	$ 25,839
(Income) Loss from discontinued operations (see Note 10)	2,542	7,386
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	74,128	69,296
Amortization (includes deferred financing costs and bond discount of $1,426 and $1,321, respectively)	8,377	7,639
Stock-based compensation expense	4,439	3,914
Provision for deferred income taxes	(7,903)	(7,463)
Gain on early extinguishment of debt	(850)
(Gain) Loss on disposal/writedown of property, plant and equipment, net	723	(1,017)
Foreign currency transactions and other, net	(8,798)	17,458
Changes in Assets and Liabilities (exclusive of acquisitions):
Accounts receivable	(22,125)	(238)
Prepaid expenses and other current assets	12,871	(5,690)
Accounts payable	(6,181)	(14,219)
Accrued expenses, deferred revenue and other current liabilities	(21,451)	12,536
Other assets and long-term liabilities	684	10,966
Cash Flows from Operating Activities-Continuing Operations	111,075	126,407
Cash Flows from Operating Activities-Discontinued Operations	8,262	4,760
Cash Flows from Operating Activities	119,337	131,167
Cash Flows from Investing Activities:
Capital expenditures	(52,357)	(78,431)
Cash paid for acquisitions, net of cash acquired	(34,705)	(7,082)
Investment in restricted cash	(2)	(35,102)
Additions to customer relationship and acquisition costs	(2,893)	(2,422)
Proceeds from sales of property and equipment and other, net	116	4,232
Cash Flows from Investing Activities-Continuing Operations	(89,841)	(118,805)
Cash Flows from Investing Activities-Discontinued Operations	(9,150)	(114,739)
Cash Flows from Investing Activities	(98,991)	(233,544)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(428,548)	(18,921)
Proceeds from revolving credit and term loan facilities and other debt	607,418	6,850
Early retirement of senior subordinated notes	(231,255)
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	131	(96)
Stock repurchases	(10,970)	(9,636)
Parent cash dividends	(37,514)
Proceeds from exercise of stock options and employee stock purchase plan	9,164	3,850
Excess tax benefits from stock-based compensation	1,017	613
Payment of debt financing costs		(3)
Cash Flows from Financing Activities-Continuing Operations	(90,557)	(17,343)
Cash Flows from Financing Activities-Discontinued Operations	46	188
Cash Flows from Financing Activities	(90,511)	(17,155)
Effect of Exchange Rates on Cash and Cash Equivalents	1,289	(1,702)
(Decrease) Increase in Cash and Cash Equivalents	(68,876)	(121,234)
Cash and Cash Equivalents, Beginning of Period	258,693	446,656
Cash and Cash Equivalents, End of Period	189,817	325,422
Supplemental Information:
Cash Paid for Interest	65,008	73,712
Cash Paid for Income Taxes	20,575	9,210
Non-Cash Investing and Financing Activities:
Capital Leases	6,039	13,395
Accrued Capital Expenditures	21,095	29,202
Dividends Payable	37,601	12,720
Unsettled Purchases of Parent Common Stock		$ 1,120